Financial risk management objectives and policies - Hedge accounting (Details) € in Millions, ¥ in Millions, ¥ in Millions, £ in Millions, kr in Millions, $ in Millions			1 Months Ended	7 Months Ended	12 Months Ended
	Nov. 24, 2021 EUR (€)	Jun. 03, 2021 EUR (€)	Sep. 30, 2019 USD ($) JPY (¥)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($) ¥ / $ ¥ / $ € / $	Dec. 31, 2020 USD ($) GBP (£) CNY (¥) € / $ EUR (€) ¥ / $ ¥ / $ JPY (¥)	Dec. 31, 2019 USD ($) € / $ EUR (€) CNY (¥) ¥ / $ JPY (¥) GBP (£) ¥ / $	Dec. 31, 2021 EUR (€)	Dec. 31, 2021	Dec. 31, 2021 € / $	Dec. 31, 2021 JPY (¥)	Dec. 31, 2021 ¥ / $	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 ¥ / $	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 SEK (kr)	Dec. 31, 2021 kr / $	Dec. 31, 2021 £ / $	Nov. 30, 2021 EUR (€)
Disclosure of detailed information about hedges
Borrowings					$ 30,781	$ 20,380	$ 18,227
Hedging instrument
Total carrying value					30,781	20,380	18,227
Hedged item
Net cash inflow					96	745	194
JPY Investment, 58.5bn notional amount
Hedging instrument
Nominal amounts in local currency | ¥			58,500
Net cash inflow from maturity of instrument			$ 209
EUR Investment, 450m notional amount
Hedging instrument
Nominal amounts in local currency | €																			450
EUR Investment, 800m notional amount
Hedging instrument
Interest rate on borrowings		0.375%
Hedged item
Notional amount | €		€ 800
Instruments in a fair value hedge relationship
Hedging instrument
Total carrying value						371	339
Hedged item
Hedge ineffectiveness for the period						1
Instruments designated in cash flow hedge
Hedging instrument
Total carrying value					1,910	$ 2,689	$ 2,447
Investments in foreign operations
Hedging instrument
Nominal amounts in local currency | £							350
Investments in foreign operations | EUR Investment, 800m notional amount
Hedged item
Notional amount designated in a hedge relationship | €		€ 550		€ 250
Bond, amount maturing | €	€ 450
Investments in foreign operations | Group's GBP denominated net assets
Hedging instrument
Nominal amounts in local currency | £						350									350
Total carrying value					470
Total carrying value						$ 475	$ 457
Opening balance					233	251	265
Fair value (gain)/loss deferred to OCI					(5)	18	14
Closing balance					238	$ 233	$ 251
Interest rate on borrowings						5.75%	5.75%		5.75%
Investments in foreign operations | Group's EUR denominated net assets
Hedging instrument
Nominal amounts in local currency | €						450	450
Total carrying value						$ 548	$ 498
Opening balance					(85)	(34)	(44)
Fair value (gain)/loss deferred to OCI						51	(10)
Closing balance						$ (85)	$ (34)
Interest rate on borrowings						0.88%	0.88%
Investments in foreign operations | Group's EUR denominated net assets | EUR Investment, 450m notional amount
Hedging instrument
Nominal amounts in local currency | €								450
Opening balance					(85)
Fair value (gain)/loss deferred to OCI					(47)
Closing balance					(38)	$ (85)
Interest rate on borrowings									0.88%
Investments in foreign operations | Group's EUR denominated net assets | EUR Investment, 800m notional amount
Hedging instrument
Nominal amounts in local currency | €								800
Total carrying value					898
Fair value (gain)/loss deferred to OCI					(50)
Closing balance					50
Interest rate on borrowings									0.38%
Investments in foreign operations | Transactions Matured pre 2018
Hedging instrument
Opening balance						356	$ 356
Closing balance							$ 356
Investments in foreign operations | Transactions Matured Pre 2020
Hedging instrument
Opening balance					565
Closing balance					$ 565	$ 565
Contingent consideration | Investments in foreign operations
Hedging instrument
Nominal amounts in local currency					2,658	5,252	5,583
Interest rate swaps | Instruments in a fair value hedge relationship | Group's EUR denominated net assets
Hedging instrument
Nominal amounts in local currency | €						300	300
Interest rate swaps | Instruments in a fair value hedge relationship | Group's EUR denominated net assets | Floating rate
Hedging instrument
Adjustment to interest rate basis						1.27%	1.27%
Interest rate swaps | Instruments designated in cash flow hedge | Group's EUR denominated net assets
Hedging instrument
Nominal amounts in local currency | €						2,200	2,200	1,700
Total carrying value					$ 43
Opening balance					(46)
Fair value (gain)/loss deferred to OCI					182
Fair value (gain)/loss recycled to the income statement					(201)
Closing balance					$ (27)	$ (46)
Average USD FX rate | € / $					1.14
Interest rate on borrowings						2.69%	2.69%		2.85%
Cross currency swaps | Instruments in a fair value hedge relationship | Group's EUR denominated net assets
Hedging instrument
Total carrying value						$ 43	$ 10
Average USD FX rate | € / $						1.09	1.09
Cross currency swaps | Instruments designated in cash flow hedge | Group's EUR denominated net assets
Hedging instrument
Total carrying value						$ 150
Total carrying value							$ 13
Opening balance					$ (46)	30	92
Fair value (gain)/loss deferred to OCI						(163)	114
Fair value (gain)/loss recycled to the income statement						239	(52)
Closing balance						$ (46)	$ 30
Average USD FX rate | € / $						1.14	1.14
Cross currency swaps | Investments in foreign operations
Hedging instrument
Nominal amounts in local currency					1,220			123			19,289		666		278	3,929
Opening balance					$ 565	$ 565
Closing balance						565	$ 565
Exchange rate										1.1306		115.1550		6.373			9.0742	1.3506
Cross currency swaps | Investments in foreign operations | Group's JPY denominated net assets | JPY Investment, 58.3m notional amount
Hedging instrument
Nominal amounts in local currency | ¥							58,300				58,300
Total carrying value					62		$ 4
Opening balance					19	4
Fair value (gain)/loss deferred to OCI					(43)
Closing balance					$ 62	$ 19	$ 4
Average USD FX rate | ¥ / $					108.03
Interest rate on borrowings									1.53%
Cross currency swaps | Investments in foreign operations | Group's JPY denominated net assets | JPY Investment, 58.5bn notional amount
Hedging instrument
Nominal amounts in local currency | ¥						58,500	58,500
Total carrying value						$ 19
Opening balance					$ 19	4	$ 213
Fair value (gain)/loss deferred to OCI						(15)	4
Closing balance						$ 19	$ 4
Average USD FX rate | ¥ / $						108.03	78.01
Interest rate on borrowings						1.53%	0.35%
Cross currency swaps | Investments in foreign operations | Group's JPY denominated net assets | JPY Investment, 58.5bn notional amount | Matured 2019
Hedging instrument
Opening balance						$ 209
Closing balance							$ 209
Cross currency swaps | Investments in foreign operations | Group's CNY denominated net assets
Hedging instrument
Nominal amounts in local currency | ¥						458	458						458
Total carrying value					2	$ 2	$ 1
Opening balance					(2)	(1)	(4)
Fair value (gain)/loss deferred to OCI						1	(3)
Closing balance					$ (2)	$ (2)	$ (1)
Average USD FX rate | ¥ / $					6.68	6.68	6.68
Interest rate on borrowings						4.80%	4.80%		4.80%
Cross currency swaps | Investments in foreign operations | Group's CNY denominated net assets | JPY Investment, 58.3m notional amount
Hedging instrument
Fair value (gain)/loss deferred to OCI							$ (4)
Average USD FX rate | ¥ / $							108.03
Interest rate on borrowings							1.53%
Forward contract
Hedging instrument
Nominal amounts in local currency					1,220	618
Total carrying value						$ 5
Opening balance					$ 5
Fair value (gain)/loss deferred to OCI						(20)
Fair value (gain)/loss recycled to the income statement						15
Closing balance						5
Forward contract | Investments in foreign operations
Hedging instrument
Total carrying value					12
Opening balance					5
Fair value (gain)/loss recycled to the income statement					(7)
Closing balance					12	5
Put option | Contingent consideration | Investments in foreign operations
Hedging instrument
Total carrying value					2,658	5,252	$ 5,583
Opening balance					(1,411)	(2,053)	(1,805)
Fair value (gain)/loss deferred to OCI					421	(642)	248
Closing balance					$ (1,832)	$ (1,411)	$ (2,053)